TAXES (Tables)	12 Months Ended
Sep. 30, 2021
TAXES.
Schedule of income before income taxes

Income before income taxes is derived from the following jurisdiction:

	For the year ended
	September 30,
	2021	2020	2019
China	$3,252,583	$5,805,349	$6,941,919
Cayman Islands	110,694	—	—
Total	$3,363,277	$5,805,349	$6,941,919

Schedule of significant components of the provision for income taxes

Significant components of the provision for income taxes were as follows:

	For the year ended
	September 30,
	2021	2020	2019
Current income taxes	$301,320	$951,403	$984,785
Deferred income taxes	(46,187)	(86,495)	48,655
Total	$255,133	$864,908	$1,033,440

Schedule of significant deferred tax assets and liabilities

Temporary differences and carryforwards of the Company that created significant deferred tax assets and liabilities are as follows:

	As of	As of
	September 30, 2021	September 30, 2020
Deferred tax assets:
Allowance for doubtful accounts and inventory provision	$51,122	$36,451
NOL Carryforwards	262,701	158,758
Deferred government grants	113,297	166,041
Total deferred tax assets	$427,120	$361,250

Schedule of reconciliation of the statutory rates to the effective tax rate

The following table reconciles the statutory rates to the Company’s effective tax rate:

	For the year ended
	September 30,
	2021	2020	2019
China Statutory income tax rate	25.0%	25.0%	25.0%
Effect of favorable income tax rate in the PRC	(13.6)%	(10.5)%	(10.2)%
Permanent difference	(3.8)%	0.4%	0.1%
Effective tax rate	7.6%	14.9%	14.9%

Schedule of taxes payable

The Company’s taxes payable consists of the following:

	September 30,	September 30,
	2021	2020
VAT tax payable	$64,129	$644,244
Corporate income tax payable	148,204	631,590
Business and other taxes payable	92,972	107,348
Total	$305,305	$1,383,182